Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Rio Tinto [member]
Disclosure of cash and cash equivalents [line items]
Sort-term liquid investments	$ 210.0	$ 741.7